Expense Example, No Redemption - THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) - TAX EXEMPT BOND FUND OF AMERICA - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 132
Expense Example, No Redemption, 3 Years	412
Expense Example, No Redemption, 5 Years	713
Expense Example, No Redemption, 10 Years	$ 1,361